UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Mutual Small-Mid Cap Value Fund
Class A [FRMCX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$118	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Mutual Small-Mid Cap Value Fund returned 5.00%. The Fund compares its performance to the Russell 2500 Value Index, which returned 10.11% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Industrial gas and energy industry equipment maker Chart Industries after Baker Hughes announced that it would acquire the company.
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	189-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.00	14.59	8.24
Class A (with sales charge)	-0.79	13.30	7.63
Russell 3000 Index	20.81	16.74	14.08
Russell 2500 Value Index	10.11	14.39	9.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$205,543,506
Total Number of Portfolio Holdings	76
Total Management Fee Paid	$1,291,532
Portfolio Turnover Rate	104.36%
Franklin Mutual Small-Mid Cap Value Fund	PAGE 2	189-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the consumer discretionary and technology sector.
Related disclosure regarding the risks of investing in the consumer discretionary and technology sector was added.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 3	189-ATSR-1225

Franklin Mutual Small-Mid Cap Value Fund
Class R6 [FMCVX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$89	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Mutual Small-Mid Cap Value Fund returned 5.29%. The Fund compares its performance to the Russell 2500 Value Index, which returned 10.11% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Industrial gas and energy industry equipment maker Chart Industries after Baker Hughes announced that it would acquire the company.
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	349-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.29	14.97	8.61
Russell 3000 Index	20.81	16.74	14.08
Russell 2500 Value Index	10.11	14.39	9.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$205,543,506
Total Number of Portfolio Holdings	76
Total Management Fee Paid	$1,291,532
Portfolio Turnover Rate	104.36%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 2	349-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the consumer discretionary and technology sector.
Related disclosure regarding the risks of investing in the consumer discretionary and technology sector was added.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 3	349-ATSR-1225

Franklin Mutual Small-Mid Cap Value Fund
Advisor Class [FVRMX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Mutual Small-Mid Cap Value Fund returned 5.25%. The Fund compares its performance to the Russell 2500 Value Index, which returned 10.11% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Industrial gas and energy industry equipment maker Chart Industries after Baker Hughes announced that it would acquire the company.
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	629-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.25	14.88	8.50
Russell 3000 Index	20.81	16.74	14.08
Russell 2500 Value Index	10.11	14.39	9.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$205,543,506
Total Number of Portfolio Holdings	76
Total Management Fee Paid	$1,291,532
Portfolio Turnover Rate	104.36%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 2	629-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the consumer discretionary and technology sector.
Related disclosure regarding the risks of investing in the consumer discretionary and technology sector was added.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 3	629-ATSR-1225

Franklin Mutual U.S. Mid Cap Value Fund
Class A [FRBSX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Mutual U.S. Mid Cap Value Fund returned 2.99%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	150-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	2.99	12.18	7.67
Class A (with sales charge)	-2.66	10.91	7.06
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	150-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	150-ATSR-1225

Franklin Mutual U.S. Mid Cap Value Fund
Class C [FCBSX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$166	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Mutual U.S. Mid Cap Value Fund returned 2.21%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	250-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	2.21	11.34	6.86
Class C (with sales charge)	1.25	11.34	6.86
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	250-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	250-ATSR-1225

Franklin Mutual U.S. Mid Cap Value Fund
Class R [FBSRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Mutual U.S. Mid Cap Value Fund returned 2.74%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	850-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	2.74	11.91	7.40
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	850-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	850-ATSR-1225

Franklin Mutual U.S. Mid Cap Value Fund
Class R6 [FBSIX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Mutual U.S. Mid Cap Value Fund returned 3.35%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	353-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	3.35	12.57	8.06
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	353-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	353-ATSR-1225

Franklin Mutual U.S. Mid Cap Value Fund
Advisor Class [FBSAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$65	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Mutual U.S. Mid Cap Value Fund returned 3.24%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	650-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.24	12.46	7.94
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	650-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	650-ATSR-1225

Franklin Small Cap Value Fund
Class A [FRVLX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$98	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Small Cap Value Fund returned 4.81%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend
Franklin Small Cap Value Fund	PAGE 1	482-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	4.81	12.44	8.86
Class A (with sales charge)	-0.95	11.17	8.25
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%
Franklin Small Cap Value Fund	PAGE 2	482-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	482-ATSR-1225

Franklin Small Cap Value Fund
Class C [FRVFX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Small Cap Value Fund returned 4.03%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend
Franklin Small Cap Value Fund	PAGE 1	582-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.03	11.60	8.05
Class C (with sales charge)	3.07	11.60	8.05
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	582-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	582-ATSR-1225

Franklin Small Cap Value Fund
Class R [FVFRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$124	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Small Cap Value Fund returned 4.55%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend
Franklin Small Cap Value Fund	PAGE 1	882-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	4.55	12.16	8.59
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	882-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	882-ATSR-1225

Franklin Small Cap Value Fund
Class R6 [FRCSX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$61	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Small Cap Value Fund returned 5.19%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend
Franklin Small Cap Value Fund	PAGE 1	382-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.19	12.88	9.32
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	382-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	382-ATSR-1225

Franklin Small Cap Value Fund
Advisor Class [FVADX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$73	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Small Cap Value Fund returned 5.07%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend
Franklin Small Cap Value Fund	PAGE 1	682-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.07	12.72	9.14
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	682-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	682-ATSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $99,074 in October 31, 2024 and $105,030 in October 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in October 31, 2024 and $0 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in October 31, 2024 and $0 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Value Investors Trust
Financial Statements and Other Important Information
Annual | October 31,  2025
Franklin Mutual Small-Mid Cap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 48
Tax Information 49
Changes In and Disagreements with Accountants 50
Results of Meeting(s) of Shareholders 50
Remuneration Paid to Directors, Officers and Others 50
Board Approval of Management and Subadvisory Agreements 50

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.99 $25.79 $27.57 $32.58 $21.77
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.15 0.15 0.12 0.11
c
Net realized and unrealized gains (losses) ........... 1.17 5.50 (0.30) (0.81) 12.15
Total from investment operations .................... 1.28 5.65 (0.15) (0.69) 12.26
Less distributions from:
Net investment income .......................... (0.15) (0.18) (0.09) (0.08) (0.11)
Net realized gains ............................. (5.85) (1.27) (1.54) (4.24) (1.34)
Total distributions ............................... (6.00) (1.45) (1.63) (4.32) (1.45)
Net asset value, end of year ....................... $25.27 $29.99 $25.79 $27.57 $32.58
Total return
d
................................... 5.00% 22.43% (0.71)% (2.00)% 57.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.27% 1.23% 1.24% 1.23%
Expenses net of waiver and payments by affiliates ....... 1.15% 1.19% 1.22%
e
1.22%
e
1.23%
f
Net investment income ........................... 0.43% 0.54% 0.56% 0.45% 0.37%
c
Supplemental data
Net assets, end of year (000’s) ..................... $166,289 $160,115 $139,370 $144,717 $161,200
Portfolio turnover rate ............................ 104.36% 87.90% 32.63% 19.91% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.73 $26.39 $28.18 $33.21 $22.17
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.25 0.27 0.22 0.22
c
Net realized and unrealized gains (losses) ........... 1.20 5.63 (0.34) (0.82) 12.36
Total from investment operations .................... 1.39 5.88 (0.07) (0.60) 12.58
Less distributions from:
Net investment income .......................... (0.23) (0.27) (0.18) (0.19) (0.20)
Net realized gains ............................. (5.85) (1.27) (1.54) (4.24) (1.34)
Total distributions ............................... (6.08) (1.54) (1.72) (4.43) (1.54)
Net asset value, end of year ....................... $26.04 $30.73 $26.39 $28.18 $33.21
Total return .................................... 5.29% 22.82% (0.35)% (1.67)% 58.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.98% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.87% 0.87% 0.86%
d
0.87%
d
0.88%
Net investment income ........................... 0.72% 0.87% 0.98% 0.79% 0.72%
c
Supplemental data
Net assets, end of year (000’s) ..................... $14,791 $15,938 $15,228 $25,570 $23,137
Portfolio turnover rate ............................ 104.36% 87.90% 32.63% 19.91% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.45 $26.15 $27.95 $32.96 $22.01
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.23 0.23 0.19 0.19
c
Net realized and unrealized gains (losses) ........... 1.18 5.59 (0.33) (0.81) 12.28
Total from investment operations .................... 1.36 5.82 (0.10) (0.62) 12.47
Less distributions from:
Net investment income .......................... (0.21) (0.25) (0.16) (0.15) (0.18)
Net realized gains ............................. (5.85) (1.27) (1.54) (4.24) (1.34)
Total distributions ............................... (6.06) (1.52) (1.70) (4.39) (1.52)
Net asset value, end of year ....................... $25.75 $30.45 $26.15 $27.95 $32.96
Total return .................................... 5.25% 22.74% (0.44)% (1.77)% 58.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 1.01% 0.98% 0.99% 0.98%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.94% 0.96%
d
0.97%
d
0.98%
e
Net investment income ........................... 0.69% 0.81% 0.83% 0.69% 0.60%
c
Supplemental data
Net assets, end of year (000’s) ..................... $24,464 $29,160 $36,980 $44,877 $38,829
Portfolio turnover rate ............................ 104.36% 87.90% 32.63% 19.91% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2025
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 5.5%
Babcock International Group plc ........................ United Kingdom 90,122 $ 1,439,162
a
Ducommun, Inc. .................................... United States 17,039 1,563,328
Melrose Industries plc ................................ United Kingdom 534,778 4,405,530
QinetiQ Group plc ................................... United Kingdom 618,392 3,904,950
11,312,970
Banks 10.1%
Atlantic Union Bankshares Corp. ........................ United States 96,289 3,131,318
Citizens Financial Group, Inc. .......................... United States 95,355 4,850,709
Columbia Banking System, Inc. ......................... United States 158,868 4,257,662
First Business Financial Services, Inc. .................... United States 12,246 619,770
First Interstate BancSystem, Inc. , A ...................... United States 112,192 3,506,000
Southern Missouri Bancorp, Inc. ........................ United States 18,441 967,046
SouthState Bank Corp. ............................... United States 39,067 3,463,290
20,795,795
Building Products 2.7%
Johnson Controls International plc ....................... United States 24,415 2,792,832
a
Resideo Technologies, Inc. ............................ United States 51,453 2,202,188
UFP Industries, Inc. .................................. United States 5,636 519,245
5,514,265
Capital Markets 2.6%
Piper Sandler Cos. .................................. United States 3,037 969,593
Raymond James Financial, Inc. ......................... United States 11,505 1,825,498
Victory Capital Holdings, Inc. , A ......................... United States 39,833 2,480,401
5,275,492
Chemicals 1.7%
Avient Corp. ....................................... United States 108,898 3,492,359
Commercial Services & Supplies 0.6%
MSA Safety, Inc. .................................... United States 7,503 1,178,196
Construction & Engineering 3.0%
Valmont Industries, Inc. ............................... United States 14,955 6,182,846
Construction Materials 1.0%
a
Amrize Ltd. ........................................ United States 39,500 2,047,680
Consumer Finance 1.7%
Bread Financial Holdings, Inc. .......................... United States 56,184 3,519,928
Consumer Staples Distribution & Retail 1.4%
Dollar General Corp. ................................. United States 28,617 2,823,353
Containers & Packaging 0.4%
International Paper Co. ............................... United States 23,957 925,698
Electric Utilities 2.2%
IDACORP, Inc. ..................................... United States 18,314 2,362,872
PPL Corp. ......................................... United States 57,933 2,115,713
4,478,585
Electrical Equipment 3.3%
a
Generac Holdings, Inc. ............................... United States 16,576 2,785,099
Regal Rexnord Corp. ................................ United States 28,847 4,064,254
6,849,353

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 2.6%
a
Flex Ltd. .......................................... United States 18,425 $ 1,151,931
Vontier Corp. ....................................... United States 106,296 4,092,396
5,244,327
Energy Equipment & Services 4.3%
Baker Hughes Co. , A ................................. United States 111,946 5,419,306
Liberty Energy, Inc. , A ................................ United States 192,438 3,485,052
8,904,358
Financial Services 2.2%
Apollo Global Management, Inc. ........................ United States 16,471 2,047,510
a
Corpay, Inc. ....................................... United States 9,199 2,394,960
4,442,470
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 5,154 232,548
a
RXO, Inc. ......................................... United States 56,500 1,001,745
1,234,293
Health Care Equipment & Supplies 4.8%
a
Cooper Cos., Inc. (The) ............................... United States 28,189 1,970,693
a
Envista Holdings Corp. ............................... United States 180,388 3,670,896
Zimmer Biomet Holdings, Inc. .......................... United States 42,330 4,256,705
9,898,294
Health Care Providers & Services 1.0%
a
Henry Schein, Inc. ................................... United States 31,222 1,973,230
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp. ................................. United States 21,995 1,712,751
a
Hilton Grand Vacations, Inc. ........................... United States 13,482 558,829
Wyndham Hotels & Resorts, Inc. ........................ United States 11,670 856,928
3,128,508
Household Durables 2.3%
a
Mohawk Industries, Inc. ............................... United States 41,171 4,678,672
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 19,922 762,415
Insurance 3.1%
CNO Financial Group, Inc. ............................ United States 78,519 3,142,330
Hanover Insurance Group, Inc. (The) ..................... United States 10,685 1,825,853
Selective Insurance Group, Inc. ......................... United States 17,289 1,302,553
6,270,736
Leisure Products 1.8%
a
Mattel, Inc. ........................................ United States 205,062 3,769,040
Life Sciences Tools & Services 0.2%
Bruker Corp. ....................................... United States 10,821 421,370
Machinery 7.3%
CNH Industrial NV ................................... United States 178,421 1,871,636
Dover Corp. ....................................... United States 11,643 2,112,739
a
Gates Industrial Corp. plc ............................. United States 182,984 4,040,287
Lincoln Electric Holdings, Inc. .......................... United States 17,564 4,117,880
a
Middleby Corp. (The) ................................ United States 17,015 2,113,773

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Water Products, Inc. , A ......................... United States 27,307 $ 700,698
14,957,013
Metals & Mining 5.2%
Commercial Metals Co. ............................... United States 80,946 4,804,955
Steel Dynamics, Inc. ................................. United States 37,250 5,840,800
10,645,755
Oil, Gas & Consumable Fuels 3.3%
Expand Energy Corp. ................................ United States 51,055 5,274,492
Whitecap Resources, Inc. ............................. Canada 203,301 1,513,288
6,787,780
Personal Care Products 1.3%
Estee Lauder Cos., Inc. (The) , A ........................ United States 28,466 2,752,378
Residential REITs 0.9%
Independence Realty Trust, Inc. ........................ United States 117,410 1,870,341
Retail REITs 0.9%
Brixmor Property Group, Inc. ........................... United States 74,059 1,937,383
Semiconductors & Semiconductor Equipment 4.4%
MKS, Inc. ......................................... United States 44,473 6,391,215
a
Onto Innovation, Inc. ................................. United States 20,230 2,730,241
9,121,456
Software 4.2%
a
ACI Worldwide, Inc. .................................. United States 116,248 5,536,892
Gen Digital, Inc. .................................... United States 117,911 3,108,134
8,645,026
Specialized REITs 0.7%
SBA Communications Corp. , A ......................... United States 7,248 1,387,847
Specialty Retail 4.1%
Dick's Sporting Goods, Inc. ............................ United States 10,106 2,237,974
Gap, Inc. (The) ..................................... United States 226,878 5,184,162
Group 1 Automotive, Inc. .............................. United States 2,410 958,071
8,380,207
Textiles, Apparel & Luxury Goods 0.2%
a
Crocs, Inc. ........................................ United States 6,193 505,906
Trading Companies & Distributors 5.2%
Ferguson Enterprises, Inc. ............................ United States 21,911 5,444,884
McGrath RentCorp .................................. United States 13,777 1,480,201
United Rentals, Inc. .................................. United States 4,423 3,853,229
10,778,314
Total Common Stocks (Cost $ 187,657,999 ) ...................................
202,893,639

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

See Abbreviations on page 47 .
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 4,879,040 $ 4,879,040
Total Money Market Funds (Cost $ 4,879,040 ) .................................
4,879,040
Total Short Term Investments (Cost $ 4,879,040 ) ...............................
4,879,040
a
Total Investments (Cost $ 192,537,039 ) 101.1% ................................
$207,772,679
Other Assets, less Liabilities (1.1) % .........................................
(2,229,173)
Net Assets 100.0% .........................................................
$205,543,506
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $37.52 $30.11 $32.32 $40.20 $27.59
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.47 0.43 0.37 0.43
Net realized and unrealized gains (losses) ........... 0.58 7.73 (1.23) (3.28) 13.37
Total from investment operations .................... 1.01 8.20 (0.80) (2.91) 13.80
Less distributions from:
Net investment income .......................... (0.45) (0.42) (0.33) (0.45) (1.19)
Net realized gains ............................. (2.00) (0.37) (1.08) (4.52) —
Total distributions ............................... (2.45) (0.79) (1.41) (4.97) (1.19)
Net asset value, end of year ....................... $36.08 $37.52 $30.11 $32.32 $40.20
Total return
c
................................... 2.99% 27.55% (2.70)% (8.06)% 51.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.90% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.89% 0.88% 0.88%
d
0.90%
d
0.91%
d,e
Net investment income ........................... 1.21% 1.35% 1.33% 1.07% 1.18%
Supplemental data
Net assets , end of year (000’s) ..................... $645,355 $687,011 $607,754 $688,933 $790,329
Portfolio turnover rate ............................ 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.39 $28.39 $30.50 $38.15 $26.21
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.20 0.18 0.11 0.15
Net realized and unrealized gains (losses) ........... 0.54 7.29 (1.16) (3.11) 12.72
Total from investment operations .................... 0.70 7.49 (0.98) (3.00) 12.87
Less distributions from:
Net investment income .......................... (0.16) (0.12) (0.05) (0.13) (0.93)
Net realized gains ............................. (2.00) (0.37) (1.08) (4.52) —
Total distributions ............................... (2.16) (0.49) (1.13) (4.65) (0.93)
Net asset value, end of year ....................... $33.93 $35.39 $28.39 $30.50 $38.15
Total return
c
................................... 2.21% 26.60% (3.42)% (8.77)% 50.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.65% 1.65% 1.66% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.64% 1.63% 1.63%
d
1.65%
d
1.66%
d,e
Net investment income ........................... 0.47% 0.61% 0.58% 0.32% 0.42%
Supplemental data
Net assets , end of year (000’s) ..................... $6,811 $9,324 $10,359 $15,412 $20,132
Portfolio turnover rate ............................ 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $37.70 $30.25 $32.46 $40.34 $27.67
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.39 0.35 0.28 0.34
Net realized and unrealized gains (losses) ........... 0.58 7.76 (1.23) (3.29) 13.44
Total from investment operations .................... 0.93 8.15 (0.88) (3.01) 13.78
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.25) (0.35) (1.11)
Net realized gains ............................. (2.00) (0.37) (1.08) (4.52) —
Total distributions ............................... (2.35) (0.70) (1.33) (4.87) (1.11)
Net asset value, end of year ....................... $36.28 $37.70 $30.25 $32.46 $40.34
Total return .................................... 2.74% 27.23% (2.94)% (8.32)% 50.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.15% 1.15% 1.16% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.13% 1.13%
c
1.15%
c
1.16%
c,d
Net investment income ........................... 0.96% 1.10% 1.08% 0.82% 0.93%
Supplemental data
Net assets , end of year (000’s) ..................... $5,009 $5,854 $4,922 $5,419 $6,362
Portfolio turnover rate ............................ 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $39.49 $31.66 $33.91 $41.93 $28.73
Income from investment operations
a
:
Net investment income
b
......................... 0.59 0.62 0.57 0.51 0.59
Net realized and unrealized gains (losses) ........... 0.61 8.11 (1.29) (3.43) 13.91
Total from investment operations .................... 1.20 8.73 (0.72) (2.92) 14.50
Less distributions from:
Net investment income .......................... (0.58) (0.53) (0.45) (0.58) (1.30)
Net realized gains ............................. (2.00) (0.37) (1.08) (4.52) —
Total distributions ............................... (2.58) (0.90) (1.53) (5.10) (1.30)
Net asset value, end of year ....................... $38.11 $39.49 $31.66 $33.91 $41.93
Total return .................................... 3.35% 27.96% (2.34)% (7.76)% 51.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.57% 0.58% 0.59% 0.59%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.54% 0.54%
c
0.55%
c
0.55%
c
Net investment income ........................... 1.55% 1.69% 1.67% 1.42% 1.54%
Supplemental data
Net assets , end of year (000’s) ..................... $35,733 $35,893 $31,790 $36,512 $39,290
Portfolio turnover rate ............................ 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $39.63 $31.76 $34.02 $42.04 $28.80
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.59 0.54 0.48 0.55
Net realized and unrealized gains (losses) ........... 0.62 8.15 (1.31) (3.44) 13.95
Total from investment operations .................... 1.17 8.74 (0.77) (2.96) 14.50
Less distributions from:
Net investment income .......................... (0.55) (0.50) (0.41) (0.54) (1.26)
Net realized gains ............................. (2.00) (0.37) (1.08) (4.52) —
Total distributions ............................... (2.55) (0.87) (1.49) (5.06) (1.26)
Net asset value, end of year ....................... $38.25 $39.63 $31.76 $34.02 $42.04
Total return .................................... 3.24% 27.88% (2.45)% (7.86)% 51.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.65% 0.66% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.64% 0.63% 0.63%
c
0.65%
c
0.66%
c,d
Net investment income ........................... 1.45% 1.60% 1.58% 1.32% 1.43%
Supplemental data
Net assets , end of year (000’s) ..................... $51,030 $52,612 $43,244 $46,625 $56,787
Portfolio turnover rate ............................ 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2025
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.8%
Aerospace & Defense 0.5%
Melrose Industries plc ................................ United Kingdom 454,927 $ 3,747,713
Automobile Components 0.7%
a
Aptiv plc .......................................... United States 63,896 5,181,966
Banks 5.0%
Citizens Financial Group, Inc. .......................... United States 319,504 16,253,169
PNC Financial Services Group, Inc. (The) ................. United States 115,873 21,152,616
37,405,785
Building Products 1.7%
Johnson Controls International plc ....................... United States 107,991 12,353,091
Capital Markets 1.3%
Raymond James Financial, Inc. ......................... United States 61,051 9,686,962
Chemicals 1.5%
PPG Industries, Inc. ................................. United States 115,560 11,295,990
Construction & Engineering 2.5%
AECOM .......................................... United States 70,685 9,496,530
Valmont Industries, Inc. ............................... United States 22,649 9,363,776
18,860,306
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 45,173 9,937,608
Consumer Staples Distribution & Retail 1.7%
Dollar General Corp. ................................. United States 129,894 12,815,342
Containers & Packaging 1.7%
International Paper Co. ............................... United States 316,830 12,242,311
Electric Utilities 9.1%
Entergy Corp. ...................................... United States 200,520 19,267,967
Evergy, Inc. ........................................ United States 312,799 24,026,091
PPL Corp. ......................................... United States 667,280 24,369,066
67,663,124
Electronic Equipment, Instruments & Components 2.0%
a
Flex Ltd. .......................................... United States 237,132 14,825,493
Energy Equipment & Services 2.7%
Baker Hughes Co. , A ................................. United States 97,235 4,707,146
SLB Ltd. .......................................... United States 434,100 15,653,646
20,360,792
Financial Services 3.9%
Apollo Global Management, Inc. ........................ United States 68,554 8,521,948
a
Fiserv, Inc. ........................................ United States 44,093 2,940,562
Global Payments, Inc. ................................ United States 86,916 6,758,588
Voya Financial, Inc. .................................. United States 142,837 10,635,643
28,856,741
Health Care Equipment & Supplies 5.2%
Baxter International, Inc. .............................. United States 337,764 6,238,501
a
Envista Holdings Corp. ............................... United States 647,173 13,169,971
Zimmer Biomet Holdings, Inc. .......................... United States 187,961 18,901,358
38,309,830
Health Care Providers & Services 1.5%
Cencora, Inc. ...................................... United States 27,462 9,276,938

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ...................................... United States 5,527 $ 1,537,556
10,814,494
Hotels, Restaurants & Leisure 1.2%
Boyd Gaming Corp. ................................. United States 115,128 8,965,017
Household Durables 1.1%
DR Horton, Inc. ..................................... United States 56,106 8,364,282
Industrial REITs 0.3%
EastGroup Properties, Inc. ............................ United States 12,675 2,212,168
Insurance 4.4%
Everest Group Ltd. .................................. United States 38,471 12,099,899
Hartford Insurance Group, Inc. (The) ..................... United States 167,714 20,826,724
32,926,623
IT Services 2.1%
Amdocs Ltd. ....................................... United States 186,433 15,708,845
Life Sciences Tools & Services 1.4%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 33,318 10,646,767
Machinery 6.0%
CNH Industrial NV ................................... United States 1,099,873 11,537,668
Dover Corp. ....................................... United States 127,741 23,179,882
a
Gates Industrial Corp. plc ............................. United States 455,887 10,065,985
44,783,535
Metals & Mining 2.2%
Reliance, Inc. ...................................... United States 57,735 16,306,096
Oil, Gas & Consumable Fuels 3.0%
EOG Resources, Inc. ................................ United States 138,498 14,658,628
Williams Cos., Inc. (The) .............................. United States 135,904 7,864,765
22,523,393
Personal Care Products 1.4%
Estee Lauder Cos., Inc. (The) , A ........................ United States 110,475 10,681,828
Pharmaceuticals 1.5%
Haleon plc , ADR .................................... United States 1,228,819 11,391,152
Professional Services 4.1%
KBR, Inc. ......................................... United States 327,392 14,025,473
SS&C Technologies Holdings, Inc. ....................... United States 189,075 16,056,249
30,081,722
Real Estate Management & Development 1.7%
a
CBRE Group, Inc. , A ................................. United States 83,612 12,744,977
Retail REITs 3.2%
Brixmor Property Group, Inc. ........................... United States 915,407 23,947,047
Semiconductors & Semiconductor Equipment 2.0%
NXP Semiconductors NV ............................. Netherlands 69,429 14,518,992
Software 2.0%
Gen Digital, Inc. .................................... United States 568,617 14,988,744
Specialized REITs 1.5%
SBA Communications Corp. , A ......................... United States 57,800 11,067,544
Specialty Retail 5.9%
Bath & Body Works, Inc. .............................. United States 283,136 6,931,169

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc. ............................ United States 41,664 $ 9,226,493
Gap, Inc. (The) ..................................... United States 685,319 15,659,539
a
Ulta Beauty, Inc. .................................... United States 22,706 11,804,396
43,621,597
Trading Companies & Distributors 5.5%
AerCap Holdings NV ................................. Ireland 120,879 15,743,281
Ferguson Enterprises, Inc. ............................ United States 65,245 16,213,383
United Rentals, Inc. .................................. United States 10,025 8,733,579
40,690,243
Total Common Stocks (Cost $ 543,006,990 ) ...................................
690,528,120
Short Term Investments 7.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 7.2%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 53,895,829 53,895,829
Total Money Market Funds (Cost $ 53,895,829 ) ................................
53,895,829
Total Short Term Investments (Cost $ 53,895,829 ) ..............................
53,895,829
a
Total Investments (Cost $ 596,902,819 ) 100.0% ................................
$744,423,949
Other Assets, less Liabilities (0.0) %
†
.........................................
(485,675)
Net Assets 100.0% .........................................................
$743,938,274
a a a
See Abbreviations on page 47 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $58.94 $47.55 $51.18 $61.24 $41.84
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.55 0.39 0.25 0.47
c
Net realized and unrealized gains (losses) ........... 2.17 13.28 (2.42) (4.60) 20.03
Total from investment operations .................... 2.72 13.83 (2.03) (4.35) 20.50
Less distributions from:
Net investment income .......................... (0.51) (0.46) (0.20) (0.34) (0.35)
Net realized gains ............................. (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ............................... (3.88) (2.44) (1.60) (5.71) (1.10)
Net asset value, end of year ....................... $57.78 $58.94 $47.55 $51.18 $61.24
Total return
d
................................... 4.81% 29.65% (4.09)% (7.83)% 49.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.97% 0.99% 0.98% 1.00%
Expenses net of waiver and payments by affiliates ....... 0.96% 0.96% 0.98%
e
0.98%
f
1.00%
f
Net investment income ........................... 0.97% 0.99% 0.75% 0.46% 0.81%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,115,548 $1,213,950 $1,076,436 $1,268,890 $1,577,561
Portfolio turnover rate ............................ 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $48.50 $39.48 $42.88 $52.25 $35.87
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.11 0.12 —
c
(0.13) 0.02
d
Net realized and unrealized gains (losses) ........... 1.76 10.99 (2.00) (3.87) 17.20
Total from investment operations .................... 1.87 11.11 (2.00) (4.00) 17.22
Less distributions from:
Net investment income .......................... (0.14) (0.11) — — (0.09)
Net realized gains ............................. (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ............................... (3.51) (2.09) (1.40) (5.37) (0.84)
Net asset value, end of year ....................... $46.86 $48.50 $39.48 $42.88 $52.25
Total return
e
................................... 4.03% 28.69% (4.82)% (8.51)% 48.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.72% 1.74% 1.73% 1.75%
Expenses net of waiver and payments by affiliates ....... 1.71% 1.71% 1.73%
f
1.73%
g
1.75%
g
Net investment income (loss) ...................... 0.23% 0.26% —%
h
(0.29)% 0.05%
d
Supplemental data
Net assets, end of year (000’s) ..................... $37,016 $48,722 $50,027 $68,960 $99,994
Portfolio turnover rate ............................ 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $58.04 $46.86 $50.46 $60.43 $41.31
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.41 0.26 0.11 0.32
c
Net realized and unrealized gains (losses) ........... 2.14 13.07 (2.38) (4.53) 19.79
Total from investment operations .................... 2.54 13.48 (2.12) (4.42) 20.11
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.08) (0.18) (0.24)
Net realized gains ............................. (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ............................... (3.72) (2.30) (1.48) (5.55) (0.99)
Net asset value, end of year ....................... $56.86 $58.04 $46.86 $50.46 $60.43
Total return .................................... 4.55% 29.35% (4.35)% (8.05)% 49.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.22% 1.24% 1.23% 1.25%
Expenses net of waiver and payments by affiliates ....... 1.21% 1.21% 1.23%
d
1.23%
e
1.25%
e
Net investment income ........................... 0.73% 0.75% 0.50% 0.21% 0.56%
c
Supplemental data
Net assets, end of year (000’s) ..................... $97,179 $109,718 $102,284 $119,060 $150,288
Portfolio turnover rate ............................ 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $63.29 $50.90 $54.68 $65.05 $44.37
Income from investment operations
a
:
Net investment income
b
......................... 0.81 0.81 0.63 0.48 0.71
c
Net realized and unrealized gains (losses) ........... 2.35 14.23 (2.60) (4.89) 21.27
Total from investment operations .................... 3.16 15.04 (1.97) (4.41) 21.98
Less distributions from:
Net investment income .......................... (0.73) (0.67) (0.41) (0.59) (0.55)
Net realized gains ............................. (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ............................... (4.10) (2.65) (1.81) (5.96) (1.30)
Net asset value, end of year ....................... $62.35 $63.29 $50.90 $54.68 $65.05
Total return .................................... 5.19% 30.17% (3.72)% (7.46)% 50.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.60% 0.61% 0.62% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59% 0.59%
d
0.59% 0.59%
Net investment income ........................... 1.34% 1.37% 1.14% 0.84% 1.15%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,284,737 $1,419,996 $1,225,364 $1,248,367 $1,336,020
Portfolio turnover rate ............................ 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $63.40 $50.98 $54.76 $65.13 $44.44
Income from investment operations
a
:
Net investment income
b
......................... 0.75 0.73 0.55 0.41 0.63
c
Net realized and unrealized gains (losses) ........... 2.33 14.26 (2.60) (4.91) 21.30
Total from investment operations .................... 3.08 14.99 (2.05) (4.50) 21.93
Less distributions from:
Net investment income .......................... (0.65) (0.59) (0.33) (0.50) (0.49)
Net realized gains ............................. (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ............................... (4.02) (2.57) (1.73) (5.87) (1.24)
Net asset value, end of year ....................... $62.46 $63.40 $50.98 $54.76 $65.13
Total return .................................... 5.07% 29.97% (3.86)% (7.59)% 49.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.74% 0.73% 0.75%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.71% 0.73%
d
0.73%
e
0.75%
e
Net investment income ........................... 1.23% 1.24% 1.00% 0.71% 1.01%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,232,693 $1,306,760 $1,199,891 $1,406,507 $1,687,270
Portfolio turnover rate ............................ 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2025
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 7.5%
Babcock International Group plc ........................ United Kingdom 2,591,564 $ 41,384,785
Melrose Industries plc ................................ United Kingdom 9,956,072 82,018,660
QinetiQ Group plc ................................... United Kingdom 14,253,478 90,006,196
a
Senior plc ......................................... United Kingdom 28,282,051 70,815,772
284,225,413
Banks 18.3%
Atlantic Union Bankshares Corp. ........................ United States 1,962,377 63,816,500
a
Camden National Corp. ............................... United States 978,520 37,330,538
Columbia Banking System, Inc. ......................... United States 3,604,137 96,590,872
First Bancorp ...................................... United States 1,233,754 59,886,419
First Commonwealth Financial Corp. ..................... United States 2,414,952 36,924,616
First Interstate BancSystem, Inc. , A ...................... United States 2,331,131 72,847,844
German American Bancorp, Inc. ........................ United States 1,151,789 44,389,948
Peoples Bancorp, Inc. ................................ United States 513,372 14,682,439
Seacoast Banking Corp. of Florida ...................... United States 1,397,005 42,329,252
SouthState Bank Corp. ............................... United States 952,992 84,482,741
TriCo Bancshares ................................... United States 1,067,509 47,215,923
Washington Trust Bancorp, Inc. ......................... United States 402,827 10,973,007
WSFS Financial Corp. ................................ United States 1,511,067 78,711,480
690,181,579
Building Products 1.8%
b
American Woodmark Corp. ............................ United States 247,036 15,743,604
b
Resideo Technologies, Inc. ............................ United States 957,428 40,977,919
UFP Industries, Inc. .................................. United States 104,626 9,639,193
66,360,716
Capital Markets 2.9%
Piper Sandler Cos. .................................. United States 55,940 17,859,405
b
Rosebank Industries plc .............................. Jersey 7,285,678 33,158,969
Victory Capital Holdings, Inc. , A ......................... United States 946,477 58,937,123
109,955,497
Chemicals 4.2%
Ashland, Inc. ....................................... United States 123,089 6,019,052
Avient Corp. ....................................... United States 2,115,482 67,843,508
a
Elementis plc ...................................... United Kingdom 39,868,704 86,179,132
160,041,692
Commercial Services & Supplies 2.0%
Brady Corp. , A ..................................... United States 419,873 31,872,559
HNI Corp. ......................................... United States 429,899 17,591,467
MSA Safety, Inc. .................................... United States 162,726 25,552,864
75,016,890
Construction & Engineering 3.3%
Valmont Industries, Inc. ............................... United States 278,365 115,084,442
WillScot Holdings Corp. ............................... United States 397,527 8,646,212
123,730,654
Consumer Finance 1.8%
Bread Financial Holdings, Inc. .......................... United States 1,065,916 66,779,637
Diversified REITs 0.6%
Alexander & Baldwin, Inc. ............................. United States 1,424,555 22,750,143

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.6%
IDACORP, Inc. ..................................... United States 164,266 $ 21,193,599
Electrical Equipment 2.2%
EnerSys .......................................... United States 97,739 12,330,752
Regal Rexnord Corp. ................................ United States 487,656 68,705,854
81,036,606
Electronic Equipment, Instruments & Components 6.4%
Benchmark Electronics, Inc. ........................... United States 1,728,883 75,759,653
b
Knowles Corp. ..................................... United States 2,419,027 57,113,228
Oxford Instruments plc ............................... United Kingdom 315,583 7,829,828
b
TTM Technologies, Inc. ............................... United States 82,413 5,538,154
Vontier Corp. ....................................... United States 2,444,406 94,109,631
240,350,494
Energy Equipment & Services 4.0%
Hunting plc ........................................ United Kingdom 6,093,536 27,337,342
Liberty Energy, Inc. , A ................................ United States 3,569,507 64,643,772
Select Water Solutions, Inc. , A .......................... United States 4,641,526 53,656,040
TechnipFMC plc .................................... United Kingdom 83,768 3,463,807
149,100,961
Ground Transportation 0.9%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 95,905 4,327,234
b
RXO, Inc. ......................................... United States 1,694,346 30,040,754
34,367,988
Health Care Equipment & Supplies 2.3%
b
Envista Holdings Corp. ............................... United States 4,191,924 85,305,653
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp. ................................. United States 674,607 52,531,647
c
Cracker Barrel Old Country Store, Inc. .................... United States 286,455 9,653,534
b
Hilton Grand Vacations, Inc. ........................... United States 814,325 33,753,771
Wyndham Hotels & Resorts, Inc. ........................ United States 221,381 16,256,007
112,194,959
Household Durables 1.3%
Century Communities, Inc. ............................ United States 63,403 3,766,138
La-Z-Boy, Inc. ...................................... United States 1,011,616 32,068,227
b
M/I Homes, Inc. ..................................... United States 28,247 3,536,242
Meritage Homes Corp. ............................... United States 81,495 5,505,802
b
Taylor Morrison Home Corp. , A ......................... United States 60,803 3,603,794
48,480,203
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 399,200 15,277,384
Insurance 6.7%
CNO Financial Group, Inc. ............................ United States 2,563,667 102,597,953
Hanover Insurance Group, Inc. (The) ..................... United States 161,484 27,594,386
a
Horace Mann Educators Corp. ......................... United States 2,192,713 98,036,198
Selective Insurance Group, Inc. ......................... United States 327,226 24,653,207
b,c
TWFG, Inc. , A ...................................... United States 6,521 158,852
253,040,596
Leisure Products 3.5%
BRP, Inc. .......................................... United States 255,046 15,998,679

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Brunswick Corp. .................................... United States 553,107 $ 36,565,904
b
Mattel, Inc. ........................................ United States 4,360,833 80,152,110
132,716,693
Life Sciences Tools & Services 0.8%
Bruker Corp. ....................................... United States 785,931 30,604,153
Machinery 4.7%
b
Gates Industrial Corp. plc ............................. United States 3,860,739 85,245,117
b
Middleby Corp. (The) ................................ United States 356,745 44,318,431
Mueller Water Products, Inc. , A ......................... United States 1,812,909 46,519,245
176,082,793
Metals & Mining 3.4%
Commercial Metals Co. ............................... United States 1,483,445 88,057,295
a
Ryerson Holding Corp. ............................... United States 1,777,173 39,204,437
127,261,732
Multi-Utilities 0.5%
Black Hills Corp. .................................... United States 307,893 19,529,653
Oil, Gas & Consumable Fuels 0.7%
Whitecap Resources, Inc. ............................. Canada 3,793,954 28,240,619
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. ............................... United States 298,581 26,009,391
Residential REITs 0.9%
Independence Realty Trust, Inc. ........................ United States 2,177,779 34,692,020
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 1,197,135 26,504,569
Semiconductors & Semiconductor Equipment 4.4%
MKS, Inc. ......................................... United States 813,291 116,878,050
b
Onto Innovation, Inc. ................................. United States 375,791 50,716,753
167,594,803
Software 3.0%
b
ACI Worldwide, Inc. .................................. United States 2,347,523 111,812,521
Specialty Retail 3.3%
Bath & Body Works, Inc. .............................. United States 429,835 10,522,361
Gap, Inc. (The) ..................................... United States 4,173,856 95,372,609
Group 1 Automotive, Inc. .............................. United States 44,694 17,767,653
123,662,623
Textiles, Apparel & Luxury Goods 1.4%
b
Crocs, Inc. ........................................ United States 252,009 20,586,615
Dr. Martens plc ..................................... United Kingdom 28,142,109 33,605,993
54,192,608
Trading Companies & Distributors 0.7%
McGrath RentCorp .................................. United States 251,176 26,986,350
Total Common Stocks (Cost $ 3,090,489,914 ) ..................................
3,725,281,192

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 44,488,005 $ 44,488,005
Total Money Market Funds (Cost $ 44,488,005 ) ................................
44,488,005
f
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
d,e
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 609,000 609,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 609,000 ) ...........................................................
609,000
Total Short Term Investments (Cost $ 45,097,005 ) ..............................
45,097,005
a
Total Investments (Cost $ 3,135,586,919 ) 100.1% ..............................
$3,770,378,197
Other Assets, less Liabilities (0.1) % .........................................
(3,204,869)
Net Assets 100.0% .........................................................
$3,767,173,328
a a a
See Abbreviations on page 47 .
†
Rounds to less than 0.1% of net assets.
a
See Note 6 regarding holdings of 5% voting securities.
b
Non-income producing.
c
A portion or all of the security is on loan at October 31, 2025. See Note 1 ( c ).
d
See Note 3 ( f ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1 ( c ) regarding securities on loan.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $187,657,999 $543,006,990 $2,807,252,105
Cost - Non-controlled affiliates (Note 3 f and 6 ) .................. 4,879,040 53,895,829 328,334,814
Value - Unaffiliated issuers (Includes securities loaned of $ — , $ — and
$ 599,873 , respectively) ................................... $202,893,639 $690,528,120 $3,393,715,115
Value - Non-controlled affiliates (Note 3 f and 6 ) ................. 4,879,040 53,895,829 376,663,082
Cash .................................................. 1,046 142,035 169,174
Foreign currency, at value (cost $ 872 , $ 535,474 and $ 421 , respectively) 872 535,474 423
Receivables:
Investment securities sold ................................. 158,480 4,285,911 2,825,379
Capital shares sold ...................................... 98,512 301,566 1,945,929
Dividends ............................................. 96,621 722,965 1,218,351
Total assets ........................................ 208,128,210 750,411,900 3,776,537,453
Liabilities:
Payables:
Investment securities purchased ............................ 2,196,295 5,211,882 —
Capital shares redeemed ................................. 70,290 464,890 5,463,288
Management fees ....................................... 111,345 304,621 1,782,805
Distribution fees ........................................ 35,834 148,469 315,462
Transfer agent fees ...................................... 53,439 214,010 958,701
Trustees' fees and expenses ............................... 955 4,297 17,056
Payable upon return of securities loaned (Note 1 c ) ................ — — 609,000
Accrued expenses and other liabilities ......................... 116,546 125,457 217,813
Total liabilities ....................................... 2,584,704 6,473,626 9,364,125
Net assets, at value ............................... $205,543,506 $743,938,274 $3,767,173,328
Net assets consist of:
Paid-in capital ........................................... $163,255,602 $568,050,851 $2,900,018,501
Total distributable earnings (losses) ........................... 42,287,904 175,887,423 867,154,827
Net assets, at value ............................... $205,543,506 $743,938,274 $3,767,173,328

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $166,288,788 $645,355,314 $1,115,547,855
Shares outstanding ...................................... 6,579,569 17,887,469 19,306,730
Net asset value per share
a ,b
................................ $25.27 $36.08 $57.78
Maximum offering price per share (net asset value per share ÷
94 .50% )
b
.............................................. $26.74 $38.18 $61.14
Class C:
Net assets, at value ..................................... $— $6,811,498 $37,015,850
Shares outstanding ...................................... — 200,730 789,920
Net asset value and maximum offering price per share
a ,b
.......... $— $33.93 $46.86
Class R:
Net assets, at value ..................................... $— $5,008,528 $97,179,446
Shares outstanding ...................................... — 138,058 1,709,123
Net asset value and maximum offering price per share
b
........... $— $36.28 $56.86
Class R6:
Net assets, at value ..................................... $14,790,517 $35,733,415 $1,284,736,904
Shares outstanding ...................................... 568,012 937,690 20,605,624
Net asset value and maximum offering price per share
b
........... $26.04 $38.11 $62.35
Advisor Class:
Net assets, at value ..................................... $24,464,201 $51,029,519 $1,232,693,273
Shares outstanding ...................................... 949,892 1,334,137 19,734,638
Net asset value and maximum offering price per share
b
........... $25.75 $38.25 $62.46
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $14,572, $43,143 and $392,923, respectively)
Unaffiliated issuers ...................................... $3,089,726 $14,619,961 $64,443,039
Non-controlled affiliates (Note 3 f and 6 ) ....................... 146,045 1,559,154 11,335,738
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (56) (434) (4,605)
Non-controlled affiliates (Note 3 f ) ........................... 70 478 7,176
Total investment income ................................. 3,235,785 16,179,159 75,781,348
Expenses:
Management fees (Note 3 a ) ................................. 1,429,536 3,711,548 21,458,195
Distribution fees: (Note 3c )
Class A .............................................. 407,952 1,670,636 2,889,248
Class C .............................................. — 83,064 421,293
Class R .............................................. — 26,691 515,160
Transfer agent fees: (Note 3e )
Class A .............................................. 212,656 813,123 1,695,247
Class C .............................................. — 10,104 61,622
Class R .............................................. — 6,491 151,136
Class R6 ............................................. 11,580 16,452 468,629
Advisor Class .......................................... 33,673 62,442 1,831,923
Custodian fees .......................................... 1,214 5,104 31,606
Reports to shareholders fees ................................ 34,313 61,004 201,552
Registration and filing fees .................................. 49,663 97,214 132,995
Professional fees ......................................... 178,837 186,945 172,947
Trustees' fees and expenses ................................ 12,403 37,149 170,928
Other .................................................. 15,895 29,554 101,042
Total expenses ....................................... 2,387,722 6,817,521 30,303,523
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (145,062) (109,027) (247,717)
Net expenses ....................................... 2,242,660 6,708,494 30,055,806
Net investment income .............................. 993,125 9,470,665 45,725,542
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 30,430,492 28,535,507 263,572,013
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — (4,056,632)
Foreign currency transactions .............................. 3,991 49,814 (412,671)
Net realized gain (loss) ................................ 30,434,483 28,585,321 259,102,710
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (21,652,969) (15,562,705) (172,668,049)
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 51,182,478
Translation of other assets and liabilities denominated in foreign currencies ........................................... 54 463 3,055
Net change in unrealized appreciation (depreciation) .......... (21,652,915) (15,562,242) (121,482,516)
Net realized and unrealized gain (loss) .......................... 8,781,568 13,023,079 137,620,194
Net increase (decrease) in net assets resulting from operations ........ $9,774,693 $22,493,744 $183,345,736

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Small-Mid Cap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $993,125 $1,253,991 $9,470,665 $10,659,454
Net realized gain (loss) ............ 30,434,483 44,380,803 28,585,321 49,614,214
Net change in unrealized appreciation
(depreciation) ................. (21,652,915) (5,022,490) (15,562,242) 124,692,951
Net increase (decrease) in net
assets resulting from operations . 9,774,693 40,612,304 22,493,744 184,966,619
Distributions to shareholders:
Class A ........................ (32,867,557) (7,816,485) (44,691,796) (15,633,644)
Class C ........................ — — (551,490) (167,172)
Class R ........................ — — (354,225) (111,731)
Class R6 ....................... (3,074,258) (864,704) (2,323,564) (891,595)
Advisor Class ................... (5,749,715) (2,233,966) (3,374,658) (1,184,176)
Total distributions to shareholders ..... (41,691,530) (10,915,155) (51,295,733) (17,988,318)
Capital share transactions: (Note 2 )
Class A ........................ 31,416,256 (1,727,312) (16,290,674) (65,854,803)
Class C ........................ — — (2,130,570) (3,288,581)
Class R ........................ — — (644,988) (269,301)
Class R6 ....................... 1,082,527 (1,676,950) 975,937 (3,577,232)
Advisor Class ................... (251,695) (12,658,186) 138,010 (1,364,641)
Total capital share transactions ....... 32,247,088 (16,062,448) (17,952,285) (74,354,558)
Net increase (decrease) in net
assets ..................... 330,251 13,634,701 (46,754,274) 92,623,743
Net assets:
Beginning of year .................. 205,213,255 191,578,554 790,692,548 698,068,805
End of year ...................... $205,543,506 $205,213,255 $743,938,274 $790,692,548

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $45,725,542 $48,276,324
Net realized gain (loss) ................................................. 259,102,710 229,508,277
Net change in unrealized appreciation (depreciation) ........................... (121,482,516) 762,997,221
Net increase (decrease) in net assets resulting from operations ................ 183,345,736 1,040,781,822
Distributions to shareholders:
Class A ............................................................. (78,734,678) (54,183,130)
Class C ............................................................. (3,391,822) (2,513,003)
Class R ............................................................. (6,872,387) (4,850,236)
Class R6 ............................................................ (90,543,199) (63,537,572)
Advisor Class ........................................................ (81,902,317) (59,482,942)
Total distributions to shareholders .......................................... (261,444,403) (184,566,883)
Capital share transactions: (Note 2 )
Class A ............................................................. (72,072,489) (113,914,134)
Class C ............................................................. (9,833,051) (11,817,268)
Class R ............................................................. (10,253,837) (15,876,421)
Class R6 ............................................................ (110,380,911) (98,671,575)
Advisor Class ........................................................ (51,332,623) (170,792,949)
Total capital share transactions ............................................ (253,872,911) (411,072,347)
Net increase (decrease) in net assets ................................... (331,971,578) 445,142,592
Net assets:
Beginning of year ....................................................... 4,099,144,906 3,654,002,314
End of year ........................................................... $3,767,173,328 $4,099,144,906

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin Mutual Small-Mid Cap Value Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2025
Shares sold
a
................................... 1,417,918 $36,294,627 1,632,241 $58,771,565
Shares issued in reinvestment of distributions .......... 1,325,888 32,285,368 1,222,744 42,270,282
Shares redeemed ............................... (1,503,207) (37,163,739) (3,277,022) (117,332,521)
Net increase (decrease) .......................... 1,240,599 $31,416,256 (422,037) $(16,290,674)
Year ended October 31, 2024
Shares sold
a
................................... 932,643 $26,258,024 1,470,880 $51,463,643
Shares issued in reinvestment of distributions .......... 274,938 7,637,785 438,776 14,628,778
Shares redeemed ............................... (1,273,658) (35,623,121) (3,783,031) (131,947,224)
Net increase (decrease) .......................... (66,077) $(1,727,312) (1,873,375) $(65,854,803)
Class C
Class C Shares:
Year ended October 31, 2025
Shares sold ................................... — $— 24,986 $848,317
Shares issued in reinvestment of distributions .......... — — 16,815 550,352
Shares redeemed
a
.............................. — — (104,506) (3,529,239)
Net increase (decrease) .......................... — $— (62,705) $(2,130,570)
Year ended October 31, 2024
Shares sold ................................... — $— 33,344 $1,103,416
Shares issued in reinvestment of distributions .......... — — 5,273 166,900
Shares redeemed
a
.............................. — — (140,038) (4,558,897)
Net increase (decrease) .......................... — $— (101,421) $(3,288,581)
Class R
Class R Shares:
Year ended October 31, 2025
Shares sold ................................... — $— 16,754 $597,517
Shares issued in reinvestment of distributions .......... — — 10,167 354,225
Shares redeemed ............................... — — (44,117) (1,596,730)
Net increase (decrease) .......................... — $— (17,196) $(644,988)
Year ended October 31, 2024
Shares sold ................................... — $— 22,217 $776,763
Shares issued in reinvestment of distributions .......... — — 3,328 111,731
Shares redeemed ............................... — — (32,995) (1,157,795)
Net increase (decrease) .......................... — $— (7,450) $(269,301)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2025
Shares sold ................................... 125,382 $3,119,341 230,055 $8,624,561
Shares issued in reinvestment of distributions .......... 121,805 3,048,770 63,687 2,318,838
Shares redeemed ............................... (197,771) (5,085,584) (264,908) (9,967,462)
Net increase (decrease) .......................... 49,416 $1,082,527 28,834 $975,937
Year ended October 31, 2024
Shares sold ................................... 141,156 $4,037,577 155,493 $5,705,818
Shares issued in reinvestment of distributions .......... 30,183 857,199 25,440 889,907
Shares redeemed ............................... (229,803) (6,571,726) (276,322) (10,172,957)
Net increase (decrease) .......................... (58,464) $(1,676,950) (95,389) $(3,577,232)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2025
Shares sold ................................... 214,394 $5,594,174 216,933 $8,106,698
Shares issued in reinvestment of distributions .......... 225,883 5,592,868 90,246 3,300,288
Shares redeemed ............................... (448,062) (11,438,737) (300,596) (11,268,976)
Net increase (decrease) .......................... (7,785) $(251,695) 6,583 $138,010
Year ended October 31, 2024
Shares sold ................................... 341,394 $9,690,797 234,420 $8,526,650
Shares issued in reinvestment of distributions .......... 77,907 2,193,089 32,917 1,156,387
Shares redeemed ............................... (875,582) (24,542,072) (301,259) (11,047,678)
Net increase (decrease) .......................... (456,281) $(12,658,186) (33,922) $(1,364,641)
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2025
Shares sold
a
................................... 1,102,668 $61,840,299
Shares issued in reinvestment of distributions .......... 1,343,346 75,200,504
Shares redeemed ............................... (3,737,316) (209,113,292)
Net increase (decrease) .......................... (1,291,302) $(72,072,489)
Year ended October 31, 2024
Shares sold
a
................................... 1,118,996 $61,296,372
Shares issued in reinvestment of distributions .......... 974,628 51,703,991
Shares redeemed ............................... (4,133,287) (226,914,497)
Net increase (decrease) .......................... (2,039,663) $(113,914,134)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Year ended October 31, 2025
Shares sold ................................... 62,987 $2,937,775
Shares issued in reinvestment of distributions .......... 71,391 3,261,857
Shares redeemed
a
.............................. (349,088) (16,032,683)
Net increase (decrease) .......................... (214,710) $(9,833,051)
Year ended October 31, 2024
Shares sold ................................... 80,935 $3,664,444
Shares issued in reinvestment of distributions .......... 54,542 2,396,586
Shares redeemed
a
.............................. (397,964) (17,878,298)
Net increase (decrease) .......................... (262,487) $(11,817,268)
Class R
Class R Shares:
Year ended October 31, 2025
Shares sold ................................... 280,823 $15,562,856
Shares issued in reinvestment of distributions .......... 124,091 6,851,088
Shares redeemed ............................... (586,094) (32,667,781)
Net increase (decrease) .......................... (181,180) $(10,253,837)
Year ended October 31, 2024
Shares sold ................................... 290,016 $15,687,785
Shares issued in reinvestment of distributions .......... 92,413 4,838,733
Shares redeemed ............................... (675,102) (36,402,939)
Net increase (decrease) .......................... (292,673) $(15,876,421)
Class R6
Class R6 Shares:
Year ended October 31, 2025
Shares sold ................................... 4,976,488 $302,244,216
Shares issued in reinvestment of distributions .......... 1,340,121 80,702,090
Shares redeemed ............................... (8,147,077) (493,327,217)
Net increase (decrease) .......................... (1,830,468) $(110,380,911)
Year ended October 31, 2024
Shares sold ................................... 5,668,676 $333,256,395
Shares issued in reinvestment of distributions .......... 969,782 55,064,206
Shares redeemed ............................... (8,276,202) (486,992,176)
Net increase (decrease) .......................... (1,637,744) $(98,671,575)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Small-Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to
Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2025
Shares sold ................................... 3,575,470 $214,368,117
Shares issued in reinvestment of distributions .......... 1,224,215 73,930,323
Shares redeemed ............................... (5,677,992) (339,631,063)
Net increase (decrease) .......................... (878,307) $(51,332,623)
Year ended October 31, 2024
Shares sold ................................... 3,792,449 $222,955,218
Shares issued in reinvestment of distributions .......... 934,393 53,213,656
Shares redeemed ............................... (7,650,336) (446,961,823)
Net increase (decrease) .......................... (2,923,494) $(170,792,949)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.650% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.700% 0.482% 0.548%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $52,363 $32,049 $22,657
CDSC retained ........................... $1,617 $2,178 $2,027
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $89,260 $269,445 $1,412,222
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended October 31, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $2,807,545 $87,680,700 $(85,609,205) $— $— $4,879,040 4,879,040 $146,045
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $68,000 $(68,000) $— $— $— — $70
Total Affiliated Securities ... $2,807,545 $87,748,700 $(85,677,205) $— $— $4,879,040 $146,115
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $22,377,306 $203,329,619 $(171,811,096) $— $— $53,895,829 53,895,829 $1,559,154
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $4,125,000 $(4,125,000) $— $— $— — $478
Total Affiliated Securities ... $22,377,306 $207,454,619 $(175,936,096) $— $— $53,895,829 $1,559,632
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $64,241,279 $996,292,861 $(1,016,046,135) $— $— $44,488,005 44,488,005 $2,744,379
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Small-Mid Cap Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.90% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2026.
4. Income Taxes
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small Cap Value Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $22,758,000 $(22,149,000) $— $— $609,000 609,000 $7,176
Total Affiliated Securities ... $64,241,279 $1,019,050,861 $(1,038,195,135) $— $— $45,097,005 $2,751,555
Franklin Mutual Small-Mid Cap Value
Fund
Franklin Mutual U.S. Mid Cap Value
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $2,354,044 $1,501,809 $19,328,564 $9,565,946
Long term capital gain .................... 39,337,486 9,413,346 31,967,169 8,422,372
$41,691,530 $10,915,155 $51,295,733 $17,988,318
Franklin Small Cap Value Fund
2025 2024
Distributions paid from:
Ordinary income .......................................................... $96,842,938 $103,424,073
Long term capital gain ...................................................... 164,601,465 81,142,810
$261,444,403 $184,566,883
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, were as follows:
At October 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $193,161,753 $599,839,413 $3,171,031,009
Unrealized appreciation ..................... $22,526,589 $173,125,986 $717,550,310
Unrealized depreciation ..................... (7,915,663) (28,541,450) (118,203,122)
Net unrealized appreciation (depreciation) ....... $14,610,926 $144,584,536 $599,347,188
Distributable earnings:
Undistributed ordinary income ................ $926,534 $6,338,368 $32,999,567
Undistributed long term capital gains ........... 26,750,450 24,964,682 234,825,421
Total distributable earnings .................. $27,676,984 $31,303,050 $267,824,988
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $209,313,281 $356,733,140 $2,027,669,866
Sales .................................. $216,766,970 $444,089,208 $2,480,580,466
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $— $— $609,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2025, investments in “affiliated companies” were as follows:
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2025, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp . $ 35,328,067 $ 5,319,737 $ — $ — $ (3,317,266) $ 37,330,538 978,520 $ 1,563,589
Elementis plc ....... 68,568,564 — — — 17,610,568 86,179,132 39,868,704 1,730,691
Horace Mann Educators
Corp ............ 70,192,857 15,876,552 (3,114,228) (38,910) 15,119,927 98,036,198 2,192,713 3,087,435
Knowles Corp ....... 97,377,768 6,817,759 (66,866,823) (4,017,722) —
a
—
a
—
a
—
Ryerson Holding Corp . 28,103,936 11,870,500 — — (769,999) 39,204,437 1,777,173 1,266,966
Senior plc .......... 48,276,524 — — — 22,539,248 70,815,772 28,282,051 942,678
Total Affiliated Securities
(Value is 8.8% of Net
Assets) .......... $347,847,716 $39,884,548 $(69,981,051) $(4,056,632) $51,182,478 $331,566,077 $8,591,359
a
As of October 31, 2025, no longer an affiliate.

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,563,328 $ 9,749,642 $ — $ 11,312,970
Banks ............................... 20,795,795 — — 20,795,795
Building Products ...................... 5,514,265 — — 5,514,265
Capital Markets ........................ 5,275,492 — — 5,275,492
Chemicals ........................... 3,492,359 — — 3,492,359
Commercial Services & Supplies ........... 1,178,196 — — 1,178,196
Construction & Engineering ............... 6,182,846 — — 6,182,846
Construction Materials .................. 2,047,680 — — 2,047,680
Consumer Finance ..................... 3,519,928 — — 3,519,928
Consumer Staples Distribution & Retail ...... 2,823,353 — — 2,823,353
Containers & Packaging ................. 925,698 — — 925,698
Electric Utilities ........................ 4,478,585 — — 4,478,585
Electrical Equipment .................... 6,849,353 — — 6,849,353
Electronic Equipment, Instruments &
Components ........................ 5,244,327 — — 5,244,327
Energy Equipment & Services ............. 8,904,358 — — 8,904,358
Financial Services ...................... 4,442,470 — — 4,442,470
Ground Transportation .................. 1,234,293 — — 1,234,293
Health Care Equipment & Supplies ......... 9,898,294 — — 9,898,294
Health Care Providers & Services .......... 1,973,230 — — 1,973,230
Hotels, Restaurants & Leisure ............. 3,128,508 — — 3,128,508
Household Durables .................... 4,678,672 — — 4,678,672
Industrial REITs ....................... 762,415 — — 762,415
Insurance ............................ 6,270,736 — — 6,270,736
Leisure Products ....................... 3,769,040 — — 3,769,040
Life Sciences Tools & Services ............ 421,370 — — 421,370
Machinery ............................ 14,957,013 — — 14,957,013
Metals & Mining ....................... 10,645,755 — — 10,645,755
Oil, Gas & Consumable Fuels ............. 6,787,780 — — 6,787,780
Personal Care Products ................. 2,752,378 — — 2,752,378
Residential REITs ...................... 1,870,341 — — 1,870,341
Retail REITs .......................... 1,937,383 — — 1,937,383
Semiconductors & Semiconductor Equipment . 9,121,456 — — 9,121,456
Software ............................. 8,645,026 — — 8,645,026
Specialized REITs ...................... 1,387,847 — — 1,387,847
Specialty Retail ........................ 8,380,207 — — 8,380,207
Textiles, Apparel & Luxury Goods .......... 505,906 — — 505,906
Trading Companies & Distributors .......... 10,778,314 — — 10,778,314
Short Term Investments ................... 4,879,040 — — 4,879,040
Total Investments in Securities ........... $198,023,037 $9,749,642
a
$— $207,772,679
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... $ — $ 3,747,713 $ — $ 3,747,713
Automobile Components ................. 5,181,966 — — 5,181,966
Banks ............................... 37,405,785 — — 37,405,785
Building Products ...................... 12,353,091 — — 12,353,091
Capital Markets ........................ 9,686,962 — — 9,686,962
Chemicals ........................... 11,295,990 — — 11,295,990
Construction & Engineering ............... 18,860,306 — — 18,860,306
Consumer Finance ..................... 9,937,608 — — 9,937,608
Consumer Staples Distribution & Retail ...... 12,815,342 — — 12,815,342
Containers & Packaging ................. 12,242,311 — — 12,242,311
Electric Utilities ........................ 67,663,124 — — 67,663,124
Electronic Equipment, Instruments &
Components ........................ 14,825,493 — — 14,825,493
Energy Equipment & Services ............. 20,360,792 — — 20,360,792
Financial Services ...................... 28,856,741 — — 28,856,741
Health Care Equipment & Supplies ......... 38,309,830 — — 38,309,830
Health Care Providers & Services .......... 10,814,494 — — 10,814,494
Hotels, Restaurants & Leisure ............. 8,965,017 — — 8,965,017
Household Durables .................... 8,364,282 — — 8,364,282
Industrial REITs ....................... 2,212,168 — — 2,212,168
Insurance ............................ 32,926,623 — — 32,926,623
IT Services ........................... 15,708,845 — — 15,708,845
Life Sciences Tools & Services ............ 10,646,767 — — 10,646,767
Machinery ............................ 44,783,535 — — 44,783,535
Metals & Mining ....................... 16,306,096 — — 16,306,096
Oil, Gas & Consumable Fuels ............. 22,523,393 — — 22,523,393
Personal Care Products ................. 10,681,828 — — 10,681,828
Pharmaceuticals ....................... 11,391,152 — — 11,391,152
Professional Services ................... 30,081,722 — — 30,081,722
Real Estate Management & Development .... 12,744,977 — — 12,744,977
Retail REITs .......................... 23,947,047 — — 23,947,047
Semiconductors & Semiconductor Equipment . 14,518,992 — — 14,518,992
Software ............................. 14,988,744 — — 14,988,744
Specialized REITs ...................... 11,067,544 — — 11,067,544
Specialty Retail ........................ 43,621,597 — — 43,621,597
Trading Companies & Distributors .......... 40,690,243 — — 40,690,243
Short Term Investments ................... 53,895,829 — — 53,895,829
Total Investments in Securities ........... $740,676,236 $3,747,713
b
$— $744,423,949
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 70,815,772 213,409,641 — 284,225,413
Banks ............................... 690,181,579 — — 690,181,579
Building Products ...................... 66,360,716 — — 66,360,716
Capital Markets ........................ 76,796,528 33,158,969 — 109,955,497
Chemicals ........................... 73,862,560 86,179,132 — 160,041,692
Commercial Services & Supplies ........... 75,016,890 — — 75,016,890
Construction & Engineering ............... 123,730,654 — — 123,730,654
Consumer Finance ..................... 66,779,637 — — 66,779,637
Diversified REITs ...................... 22,750,143 — — 22,750,143
Electric Utilities ........................ 21,193,599 — — 21,193,599
Electrical Equipment .................... 81,036,606 — — 81,036,606
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ 232,520,666 $ 7,829,828 $ — $ 240,350,494
Energy Equipment & Services ............. 149,100,961 — — 149,100,961
Ground Transportation .................. 34,367,988 — — 34,367,988
Health Care Equipment & Supplies ......... 85,305,653 — — 85,305,653
Hotels, Restaurants & Leisure ............. 112,194,959 — — 112,194,959
Household Durables .................... 48,480,203 — — 48,480,203
Industrial REITs ....................... 15,277,384 — — 15,277,384
Insurance ............................ 253,040,596 — — 253,040,596
Leisure Products ....................... 132,716,693 — — 132,716,693
Life Sciences Tools & Services ............ 30,604,153 — — 30,604,153
Machinery ............................ 176,082,793 — — 176,082,793
Metals & Mining ....................... 127,261,732 — — 127,261,732
Multi-Utilities .......................... 19,529,653 — — 19,529,653
Oil, Gas & Consumable Fuels ............. 28,240,619 — — 28,240,619
Paper & Forest Products ................. 26,009,391 — — 26,009,391
Residential REITs ...................... 34,692,020 — — 34,692,020
Retail REITs .......................... 26,504,569 — — 26,504,569
Semiconductors & Semiconductor Equipment . 167,594,803 — — 167,594,803
Software ............................. 111,812,521 — — 111,812,521
Specialty Retail ........................ 123,662,623 — — 123,662,623
Textiles, Apparel & Luxury Goods .......... 54,192,608 — — 54,192,608
Trading Companies & Distributors .......... 26,986,350 — — 26,986,350
Short Term Investments ................... 45,097,005 — — 45,097,005
Total Investments in Securities ........... $3,429,800,627 $340,577,570
c
$— $3,770,378,197
a
Includes foreign securities valued at $9,749,642, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $3,747,713, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $340,577,570, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Franklin Value Investors Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Shareholders and Board of Trustees of Franklin Value Investors Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Value Investors Trust (the “Trust”)
(comprising Franklin Mutual Small-Mid Cap Value Fund, Franklin Mutual U.S. Mid Cap Value Fund, and Franklin Small Cap
Value Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Value Investors Trust at October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
December 18, 2025

Franklin Value Investors Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Pursuant to:
Franklin Mutual
Small-Mid Cap Value
Fund
Franklin Mutual U.S.
Mid Cap Value Fund
Franklin Small Cap
Value Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $43,473,821 $33,703,714 $189,381,111
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $2,680,879 $10,886,854 $57,554,967
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,919,914 $12,872,896 $67,615,845
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $1,259,815 $9,748,369 $56,421,236

Franklin Value Investors Trust

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN VALUE INVESTORS TRUST
(EACH SERIES OF SUCH TRUST, A “FUND”)
The Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on May 28, 2025, unanimously approved the continuance of each Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose of considering such continuance, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the continuation of the investment management agreement for the Funds, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of each Fund and its shareholders.
In reaching their decision on the investment management agreement, the trustees took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished throughout the year included, among others, reports on each Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton (FT) complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Value Investors Trust

franklintempleton.com
Annual Report
services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Funds’ investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the FT group and its activities on behalf of other clients.
The Board also reviewed and considered an annual report on payments made by FT or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address areas of evolving changes in domestic policy and continuing geopolitical concerns.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge
Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by
Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility.
Except as noted below, they concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters.
The trustees reviewed the personnel, operations, financial condition and investment management capabilities, methodologies and resources of the investment manager. As part of this review, particular attention was given to management’s diligent risk management program, including continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and expected to be held by each Fund and how such instruments are used to carry out each Fund’s investment goal(s). The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business.
The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment approach and its long-term relationship with each Fund as reasons that shareholders choose to invest, and remain invested, in the Funds. The trustees reviewed each Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that each Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of pre- designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned

Franklin Value Investors Trust

franklintempleton.com
Annual Report
the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of each Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The
Board noted the extent of the benefits provided to the Funds’ shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest dividends from any of the Funds into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-
day tasks. The Board also noted the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the services to be provided under each Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to the Funds’ shareholders by an affiliate of the investment manager, and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing each Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of each Fund and to provide quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Funds over the one-, three-, five- and 10-year periods ended December 31, 2024. They considered the history of performance of each Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with each Fund’s portfolio managers to discuss performance and the management of such Fund. In addition to the materials provided by management in connection with the renewal process, the independent trustees requested throughout the year (and received) additional presentations from the investment manager and senior management of FT regarding the performance of the investment manager and the Funds. As part of these presentations, the investment manager and senior management of FT reviewed enhancements that have been made, and are being made, to the investment manager’s investment process.
Particular attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of each Fund (Class A shares) in comparison to other funds determined comparable by Lipper.
Franklin Mutual U.S. Mid Cap Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional mid-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one- and three-year periods ended December 31, 2024 and had annualized total returns for the five- and 10-year periods in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with

Franklin Value Investors Trust

franklintempleton.com
Annual Report
management the reasons for the relative underperformance for the one-, three-, five- and 10-year periods ended December
31, 2024. In this regard, management explained that a significant component of the underperformance was attributable to stock selection. In addition, as part of these discussions, management shared changes and enhancements to the provision of services to the Fund that are being evaluated. While disappointed with the Fund’s relative underperformance, based on management’s willingness to take appropriate measures to address Fund performance issues and management’s responsiveness to the Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
Franklin Mutual Small-Mid Cap Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional small-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one-
year period ended December 31, 2024, had annualized total returns for the three-year period in the second-best performing quintile, and had annualized total returns for the five- and 10-year periods in the middle performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one- -year period ended December 31, 2024. In this regard, management explained that a significant component of the underperformance was attributable to stock selection. In addition, as part of these discussions, management shared changes and enhancements to the provision of services to the Fund that are being evaluated. While noting the Fund’s relative underperformance for the one-year period, the Board found the overall performance history of the
Fund acceptable. Based on the overall performance history, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
Franklin Small Cap Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional small-cap value funds. The Fund had total returns in the second-best performing quintile for the one-year and 10-year periods ended December 31, 2024 and had annualized total returns for the three- and five-year periods in the second-lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the three- and five-year periods ended December 31, 2024. In this regard, management explained that a significant component of the underperformance was attributable to stock selection.
In addition, as part of these discussions, management shared changes and enhancements to the provision of services to the Fund that are being evaluated. The Board noted that, despite the relative underperformance for the three- and five-year periods, the Fund had strong performance for the one- and ten-year periods and found the overall performance history acceptable. Based on the overall performance history, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with each Fund. As part of the renewal process, the trustees explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in each Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fees and other expenses charged to each Fund, the Board took into account various factors including investment performance and matters relating to each Fund’s operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fee and total expense ratio of each Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the
Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

Franklin Value Investors Trust

franklintempleton.com
Annual Report
In reviewing comparative costs, emphasis was given to each Fund’s contractual management fees in comparison to the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison to those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for each Fund’s Class A shares.
Franklin Mutual U.S. Mid Cap Value Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Mutual Small-Mid Cap Value Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Small Cap Value Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall
U.S. fund business, as well as profitability to each Fund’s investment manager and its affiliates, from providing investment management and other services to each Fund during the 12-month period ended September 30, 2024, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by the investment manager to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of each Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses;
shareholder servicing profitability; economies of scale; and the relative contribution of each Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated
its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.
The Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the investment manager but, over the long run, is expected to result in greater efficiencies. The Board also took into account management’s expenditures in improving shareholder services provided to each Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from the Funds’ operations, including those derived from economies of scale, discussed below, the allocation of each
Fund’s brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE.
The Board considered economies of scale realized by the investment manager and its affiliates as the Funds grow larger and the extent to which they are shared with the Funds’ shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Funds directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based

Franklin Value Investors Trust

franklintempleton.com
Annual Report
upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted
that benefits of economies of scale will be shared with each Fund’s shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by such Fund.
The trustees noted that breakpoints had been instituted as part of each Fund’s investment management fees and that the Board regularly evaluates whether additional breakpoints are appropriate. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fees and expense ratio of each Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with each Fund and its shareholders.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Fund’s investment management agreement for an additional one-year period.

FVIT-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Value Investors Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	December 29, 2025